Trade receivables (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Mar. 28, 2018
Trade receivables
Trade receivables		¥ 280,250
Impairment		(64,874)
Total		¥ 215,376
Percentage of trade receivables contributed by individual debtors		10.00%
Predecessor
Trade receivables
Trade receivables	¥ 256,423
Impairment	(75,296)		¥ (72,347)
Total	¥ 181,127
Percentage of trade receivables contributed by individual debtors	10.00%
Minimum
Trade receivables
Term of trade receivable		30 days
Maximum
Trade receivables
Term of trade receivable		90 days